ACCOUNTS RECEIVABLE AND OTHER (Details) $ in Millions	Dec. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 299	$ 124
Accounts receivable	1,355	787
Restricted cash and deposits	326	342
Prepaid expenses	270	405
Inventory	131	176
Other current assets	1,102	342
Total accounts receivable and other	3,483	2,176
Allowance account for credit losses of financial assets	63	$ 63
Acquisition of loan portfolio	$ 623
Number of properties securing acquired loan portfolio | property	75